Short-Term Investments	12 Months Ended
Dec. 31, 2021
Investments Debt And Equity Securities [Abstract]
SHORT-TERM INVESTMENTS
3.	SHORT-TERM INVESTMENTS

As of December 31, 2020 and 2021, the Group’s short-term investments consist of held-to-maturity debt securities and available-for-sale debt securities with maturities of less than one year purchased from commercial banks and other financial institutions.

In 2019, the Group purchased US$71,000 of held-to-maturity debt securities with an original maturity of two years from a financial institution and pledged them as collateral against certain long-term loans. As of December 31, 2020, the carrying amount of long-term held-to-maturity debt securities of RMB463,715, was included in “Short-term investments” as it matured in 2021. For the years ended December 31, 2019, 2020 and 2021, the gross unrecognized holding losses were RMB4,911, nil and nil, respectively, and the gross unrecognized holding gains were nil, nil and nil, respectively for the years ended December 31, 2019, 2020 and 2021.